Subsequent and relevant events (Details) $ in Millions					1 Months Ended	6 Months Ended
	Aug. 17, 2026 USD ($)	Aug. 05, 2026 shares	Jul. 17, 2026 company	Apr. 23, 2026	Aug. 31, 2026 USD ($)	Jun. 30, 2026 subsidiary
Brava Energia S.A.
Subsequent and relevant events
Number of subsidiaries | subsidiary						12
Cybersecurity Incident
Subsequent and relevant events
Number of companies | company			15
Auction for voluntary public tender offer | Ecopetrol Investimentos Do Brasil LTDA | Brava Energia S.A.
Subsequent and relevant events
Common shares of Brava Energa S.A. | shares		116,110,717
Successful outcome of the auction percentage		25.00%
Finalization of share purchase agreement | Brava Energia S.A.
Subsequent and relevant events
Ownership interest, associate				26.00%
Auction for voluntary public tender offer and Finalization of share purchase agreement | Brava Energia S.A.
Subsequent and relevant events
Ownership interest, associate	51.00%
Consideration paid in cash	$ 1,123
Major borrowings | Ecopetrol Capital AG
Subsequent and relevant events
Short-term financing					$ 1,190
Maturity period					360 days
Major borrowings | Ecopetrol Capital AG | Bottom of range
Subsequent and relevant events
Spread on variable rate					1.25%
Major borrowings | Ecopetrol Capital AG | Top of range
Subsequent and relevant events
Spread on variable rate					2.125%